Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement -- [Text Block]	pimcorealret_SupplementTextBlock_04
PIMCO Funds

Supplement Dated December 30, 2013 to the
Asset Allocation Funds—Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"), dated July 31, 2013, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® Income and Distribution Fund,
PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund,
PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund,
PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund,
PIMCO RealRetirement® 2045 Fund and PIMCO RealRetirement® 2050 Fund
(each a "Fund")

Effective January 1, 2014, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

Additionally, effective January 1, 2014, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® Income and Distribution Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%

PIMCO Funds - (Asset Allocation Funds) | (PIMCO RealRetirement® 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%